Long term debt	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt is as follows:

Current:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$9,392	$10,000
Capital lease obligations (note 16(c))	12,017	4,402
	$21,409	$14,402
Long term:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$35,850	$68,767
Capital lease obligations (note 16(c))	29,805	6,299
Series 1 Debentures (note 16(e))	225,000	225,000
	$290,655	$300,066

b) Credit Facilities

	March 31, 2013	March 31, 2012
Term A Facility	$17,202	$20,950
Term B Facility	5,644	37,496
Total Term Facilities	$22,846	$58,446
Revolving Facility	22,396	20,321
Total credit facilities	$45,242	$78,767
Less: current portion of Term Facilities	(9,392)	(10,000)
	$35,850	$68,767

As of March 31, 2013, the Company had outstanding borrowings of $22.8 million (March 31, 2012 – $58.4 million) under the Term Facilities, $22.4 million (March 31, 2012 – $20.3 million) under the Revolving Facility and had issued $3.2 million (March 31, 2012 – $15.0 million) in letters of credit under the Revolving Facility to support performance guarantees associated with customer contracts. The funds available for borrowing under the Revolving Facility are reduced by any outstanding letters of credit. The Company's unused borrowing availability under the Revolving Facility was $59.4 million.
On September 28, 2012, the Company entered into a Fourth Amending Agreement to the April 2010 credit agreement to extend the maturity date of the credit agreement by one year to October 31, 2014 provided the Company repaid the Term B Facility in full by April 30, 2013. The balance of the Term B Facility was repaid in April 2013. Following repayment of the Term B Facility portion, 50 per cent of net proceeds from any subsequent asset sales will be used to reduce the existing Term A Facility. During the year ended March 31, 2013, in addition to regularly scheduled repayments, $10.2 million of net proceeds from asset sales and $15.4 million in net proceeds from the sale of pipeline related assets (note 23(a)) were applied against the Term B Facility.
The Term Facilities require scheduled principal repayments of $2.5 million (Term A Facility - $0.9 million; Term B Facility - $1.6 million) on the last day of each quarter commencing June 30, 2010 and continuing until the earlier of the maturity date or when the Term Facilities have been permanently repaid. The Company has classified the amounts contractually due under the Term Facilities over the next twelve months as current. Outstanding amounts may be prepaid under the amended Credit Facility in whole or in part at any time without premium or penalty.
The amendment also provides relief from the credit agreement’s Consolidated EBITDA related covenants by temporarily amending the covenants. Under the terms of the amended agreement the Company will be able to increase its capital leasing capacity from $30.0 million to $75.0 million, supporting the Company’s planned conversion of up to $50.0 million of existing operating leases into capital leases. This amendment is also accompanied by restrictions on net capital expenditures that can be made by the Company through the term of the agreement.
Interest on Canadian prime rate loans is paid at variable rates based on the Canadian prime rate plus the applicable pricing margin (as defined in the credit agreement). Interest on US base rate loans is paid at a rate per annum equal to the US base rate plus the applicable pricing margin. Interest on Canadian prime rate and US base rate loans is payable monthly in arrears. Stamping fees and interest related to the issuance of Bankers’ Acceptances is paid in advance upon the issuance of such Bankers’ Acceptance. The weighted average interest rate on Revolving Facility and Term Facility borrowings at March 31, 2013 was 7.62%.
The credit facilities are secured by a first priority lien on substantially all of the Company’s existing and after-acquired property and contain certain restrictive covenants including, but not limited to, incurring additional debt, transferring or selling assets, making investments including acquisitions, paying dividends or redeeming shares of capital stock. The Company is also required to meet certain financial covenants under the credit agreement and as at March 31, 2013 the Company was in compliance with both the standard and the amended covenants.
c) Capital lease obligations
The Company’s capital leases primarily relate to heavy equipment and licensed motor vehicles. The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$14,442
2015	13,490
2016	12,156
2017	6,887
2018	—
Subtotal:	$46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	$41,822
Less: current portion	(12,017)
Long term portion	$29,805

d) 8 3/4% Senior Notes
The 8 3/4% senior notes were issued on November 26, 2003 in the amount of US $200.0 million (Canadian $263.0 million). On April 28, 2010, the Company redeemed the 8 3/4% senior notes for $202,410 and recorded a $4,346 loss on debt extinguishment including a $4,324 write off of deferred financing costs (note 13(c)).
e) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.
The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after: April 7, 2014 at 103.042% of the principal amount; April 7, 2015 at 101.520% of the principal amount; April 7, 2016 and thereafter at 100% of the principal amount; plus, in each case, interest accrued to the redemption date.
If a change of control occurs, the Company will be required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued interest to the date of purchase.